ORGANIZATION AND PRINCIPAL ACTIVITIES (Business Combination) (Details) - $ / shares	1 Months Ended	12 Months Ended
	Jul. 19, 2017	Dec. 31, 2010	Dec. 31, 2017	Dec. 31, 2016	Jul. 07, 2010
Business Acquisition [Line Items]
Ordinary shares, shares authorized			100,000,000	100,000,000
Disposal Group, Including Discontinued Operation, Equity Interest Received or Receivable, Number of Shares	11,850,000
San MediTech Huzhou Co Ltd [Member]
Business Acquisition [Line Items]
Shares issued	81,243,000
Ownership interest acquired	90.27%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	81,243,000
Business Acquisition, Percentage of Voting Interests Acquired	90.27%
Ultra Glory [Member] | Reverse Merger [Member]
Business Acquisition [Line Items]
Shares issued		15,000,000
Ownership interest acquired					100.00%
Share price					$ 0.03
New shares issued		10,000,000
Outstanding shares issued		5,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		15,000,000
Business Acquisition, Percentage of Voting Interests Acquired					100.00%
Ossen Innovation Group [Member] | Reverse Merger [Member]
Business Acquisition [Line Items]
Ownership interest acquired					100.00%
Business Acquisition, Percentage of Voting Interests Acquired					100.00%
America-Asia Diabetes Research Foundation [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage	90.27%